SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 15, 2024
Leases
2025	$ 399
2026	363
2027	349
2028	349
2029	349
2030	87
Total future lease payments	1,896
Less imputed interest	335
Total lease liability balance	$ 1,561	$ 479